SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - Short term borrowings	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Interest expense due to third party	¥ 326,893	$ 45,081	¥ 397,468	¥ 433,281
Guaranteed or collateralized	¥ 0		¥ 0